Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6.    Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2021	2022
Deductible VAT input	1,040,024	779,694
Prepayment to vendors	167,453	541,457
Deposits	84,421	349,651
Receivables from JAC	20,939	196,075
Receivables from third party online payment service providers	74,464	154,264
Receivable of reimbursement from the depositary bank	80,461	87,170
Interest receivable	97,734	10,167
Derivative assets (Note 2(q))	104,277	—
Other receivables	184,302	131,963
Less: Allowance for credit losses	(3,932)	(4,033)
Total	1,850,143	2,246,408

The Group entered into several currency exchange forward contracts with certain commercial banks in PRC. Pursuant to these contracts, the Group agreed to sell US dollars to the banks in exchange for Renminbi at pre-arranged fixed foreign exchange rates on specific future dates with no upfront payments to mitigate the risks of foreign exchange gain/loss generated from the Group’s balances of cash and cash equivalents and short-term investments denominated in US dollars. The Group recorded these currency exchange forward contracts as derivative assets/liabilities at their fair values at each of reporting date.